Document And Entity Information	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	agilon health, inc.
Entity File Number	001-40332
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	6210 E Hwy 290
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78723
City Area Code	562
Local Phone Number	256-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001831097
Amendment Flag	false